Share-based Compensation - Nio Incentive Plans - Restricted Shares (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares shares
Weighted Average Grant Date Fair Value, Restricted shares
Bonus payable | ¥	¥ 148,869,000	¥ 148,869,000
Recognized share-based compensation expenses | ¥	¥ 1,010,140,000		¥ 187,094,000		¥ 333,495,000
Nio Incentive Plan [Member] | US employees under 2015 plan
Number of Restricted Shares Outstanding
Granted	1,179,976
Vested	(1,728)
Forfeited	(40,052)
Unvested, Ending Balance	1,138,196
Weighted Average Grant Date Fair Value, Restricted shares
Granted | $ / shares		¥ 41.87
Vested | $ / shares		41.53
Forfeited | $ / shares		40.09
Unvested, Ending Balance | $ / shares		41.93
Number of shares granted	1,179,976
Nio Incentive Plan [Member] | Non-US employees under 2016 and 2017 plan
Number of Restricted Shares Outstanding
Unvested, Beginning Balance	1,735,744		31,948		63,897
Granted	22,551,227		3,869,213
Vested	(841,014)		(2,165,417)				(31,949)
Forfeited	(546,016)
Unvested, Ending Balance	22,899,941		1,735,744		31,948		63,897
Weighted Average Grant Date Fair Value, Restricted shares
Unvested, Beginning Balance | $ / shares		40.05		$ 6.60		$ 6.60
Granted | $ / shares		36.55		20.07
Vested | $ / shares		39.81		3.85			$ 6.60
Forfeited | $ / shares		36.22
Unvested, Ending Balance | $ / shares		¥ 33.02		$ 40.05		$ 6.60	$ 6.60
Number of shares granted	22,551,227		3,869,213
Unrecognized share-based compensation expenses, other than options | ¥	¥ 283,784,000	¥ 283,784,000	¥ 0	$ 0
Restricted shares | Nio Incentive Plan [Member] | Non-US employees
Number of Restricted Shares Outstanding
Granted	549,376
Weighted Average Grant Date Fair Value, Restricted shares
Number of shares granted	549,376
Restricted shares | Nio Incentive Plan [Member] | US employees under 2015 plan
Weighted Average Grant Date Fair Value, Restricted shares
Recognized share-based compensation expenses | ¥	¥ 20,820,000		¥ 0		¥ 2,357,000
Weighted-average period for unrecognized expenses expected to be recognized	3 years 9 months 29 days		0 years
Restricted shares | Nio Incentive Plan [Member] | Non-US employees under 2016 and 2017 plan
Weighted Average Grant Date Fair Value, Restricted shares
Recognized share-based compensation expenses | ¥	¥ 437,166,000		¥ 9,551,000		¥ 1,445,000
Unrecognized share-based compensation expenses, other than options | ¥	¥ 5,017,974,000	¥ 5,017,974,000	¥ 472,628,000	$ 472,628,000
Weighted-average period for unrecognized expenses expected to be recognized	3 years 9 months 29 days		3 years 7 months 24 days